UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22228

 NAME OF REGISTRANT:                     PNMAC Mortgage Opportunity
                                         Fund, LP



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 3043 Townsgate Road
                                         Westlake Village, CA 91361

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Derek W. Stark, Secretary
                                         PNMAC Mortgage Opportunity
                                         Fund, LP
                                         3043 Townsgate Road
                                         Westlake Village, CA 91361

 REGISTRANT'S TELEPHONE NUMBER:          818-224-7050

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


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

PNMAC Mortgage Opportunity Fund, LP
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         PNMAC Mortgage Opportunity Fund, LP
By (Signature)       /s/ David A. Spector
Name                 David A. Spector
Title                CEO
Date                 07/26/2017